Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 06, 2022	Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Bit Digital, Inc.
Trading Symbol	BTBT
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		73,073,960
Entity Public Float			$ 310,251,935
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F for the year ended December 31, 2021, is being filed in response to a comment received from the Nasdaq Stock Market. Section 16G, Corporate Governance, is amended to read as follows:As set forth in Item 7B Related Party Transactions:On May 6, 2021, the Company entered into a Share Exchange Agreement (the “SEA”) with Geney Development Limited (“Geney”), a corporation formed under the laws of the British Virgin Islands. Geney is owned seventy (70%) percent by Zhaohui Deng, Chairman of the Board of the Company, and thirty (30%) percent owned by Erke Huang, the Company’s Chief Financial Officer and a director of the Company. Under the SEA, Geney exchanged 1,000,000 ordinary shares for 1,000,000 Preference Shares. Each Preference Share provides for: (i) an eight (8%) percent annual dividend when declared by the Board; (ii) a liquidation preference of $10 per share (an aggregate of $10 million) senior to ordinary shares; (iii) converts on a one-for-one basis, subject to 4.99% blocker; and (iv) fifty (50) votes per Preference Share in order for management to carry out its intended business plan.While Shareholders approval was approved at the Company’s Annual General Meeting held on April 20, 2021, the issuance of Preference Shares was contrary to Nasdaq’s Voting Rights Rule 5640: “Voting rights of existing Shareholders of publicly traded common stock registered under Section 12 of the Act cannot be disparately reduced or restricted through any corporate action or issuance.” The Company followed home country corporate governance and relied on the Foreign Private Issuer exemption under Rule 5615(a)(3).Our ordinary shares are listed on the Nasdaq Capital Market, or Nasdaq. As such, we are subject to corporate governance requirements imposed by Nasdaq. Under Nasdaq rules, listed non-US companies such as ourselves may, in general, follow their home country corporate governance practices in lieu of some of the Nasdaq corporate governance requirements. A Nasdaq-listed non-US company is required to provide a general summary of the significant differences to its US investors either on the company website or in its annual report distributed to its US investors. We are committed to a high standard of corporate governance. As such, we endeavor to comply with the Nasdaq corporate governance practices.As of June 30, 2021, the date of determination, we are a foreign private issuer within the meaning of the rules under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As such, we are exempt from certain provisions applicable to United States domestic public companies. For example: ● we are not required to provide as many Exchange Act reports, or as frequently, as a domestic public company; ● for interim reporting, we are permitted to comply solely with our home country requirements, which are less rigorous than the rules that apply to domestic public companies; ● we are not required to provide the same level of disclosure on certain issues, such as executive compensation; ● we are exempt from provisions of Regulation FD aimed at preventing issuers from making selective disclosures of material information; ● we are not required to comply with the sections of the Exchange Act regulating the solicitation of proxies, consents or authorizations in respect of a security registered under the Exchange Act; and ● our insiders are not required to comply with Section 16 of the Exchange Act requiring such individuals, and entities to file public reports of their share ownership and trading activities and establishing insider liability for profits realized from any “short-swing” trading transaction. ● we file annual reports on Form 20-F and reports on Form 6-K as a foreign private issuer. As a result of our reduced reporting requirements, our shareholders may not have access to certain information they may deem important. The registrant hereby certifies that it meets all of the requirements for filing the Amendment to Form 20-F and that it has duly caused and authorized the undersigned to sign this annual report on its behalf.
Entity Central Index Key	0001710350
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38421
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10003
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Auidt Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10003
Contact Personnel Name	Bryan Bullett
City Area Code	(212)
Local Phone Number	463-5121
Contact Personnel Email Address	bryan@bit-digital.com